Related Party Transactions (Details)																		1 Months Ended		2 Months Ended	3 Months Ended			4 Months Ended		9 Months Ended			12 Months Ended
	Jul. 01, 2025 USD ($)	Feb. 27, 2025 USD ($)	Dec. 30, 2024 USD ($)	Nov. 15, 2024 USD ($)	Sep. 20, 2024 USD ($)	Jun. 27, 2024 USD ($)	Jun. 13, 2024 USD ($)	May 23, 2024 USD ($)	Feb. 14, 2024 USD ($)	Feb. 05, 2024 USD ($)	Dec. 18, 2023 USD ($)	Dec. 01, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 21, 2023 USD ($)	Mar. 10, 2023 USD ($)	Jul. 19, 2022 $ / shares shares	Mar. 02, 2021 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2025 USD ($)	Sep. 16, 2025 USD ($)	Jan. 06, 2025	Oct. 13, 2024 USD ($)	Feb. 01, 2024 USD ($)	Nov. 21, 2023 USD ($)	Nov. 02, 2023 USD ($)	Jun. 30, 2023	May 10, 2023 USD ($)	Feb. 24, 2023	May 31, 2022	May 30, 2022	Apr. 25, 2022 USD ($)	Mar. 09, 2022 USD ($)	Dec. 31, 2021 $ / shares	Jan. 15, 2021 $ / shares
Related Party Transaction [Line Items]
Management fees																										$ 0
Due from related parties																		$ 189,000		$ 189,000	$ 202,000					202,000			$ 189,000
Due to related parties and partners																		3,404,000		3,404,000	2,595,000					2,595,000			3,404,000
Accounts payable																		51,238,000		51,238,000	41,429,000					41,429,000			51,238,000
Loans receivable fair value																																						$ 4,521,000
Equity investments				$ 82,462,000														85,487,000		85,487,000					$ 2,087,000				85,487,000		$ 2,087,000
Take-private transaction, price														$ 216,500,000
Payments to acquire equity method investments transaction roll over														$ 64,644,000
Loans receivable, at fair value																		90,103,000		90,103,000	55,018,000				532,419,000	55,018,000			90,103,000		532,419,000
Loans receivable - at fair value																		$ 90,103,000		$ 90,103,000	$ 55,018,000					$ 55,018,000			$ 90,103,000
Revenues from services and fees earned						$ 26,106,000
Number of loans receivable																		2		2									2
Weighted average interest rate																		5.62%		5.62%	5.60%					5.60%			5.62%
Deferred revenue recognized																					$ 5,572,000	$ 6,846,000				$ 30,605,000	$ 36,571,000		$ 41,671,000		50,318,000
Number of loan receivables																																						1
Total revenues																					277,871,000	175,364,000				689,236,000	567,839,000		746,421,000		1,388,494,000
Sold price per unit (in Dollars per share) | $ / shares																																																$ 10	$ 2,090,909
Other commitment																					15,000,000					15,000,000
Equity securities, FV-NI, unrealized loss																						63,674,000			5,899,000		287,043,000		287,043,000
Interest income																					1,491,000	1,432,000				3,469,000	2,892,000		3,600,000		3,859,000
Line of Credit
Related Party Transaction [Line Items]
Loans receivable - at fair value																									532,419,000						532,419,000
Senior notes payable																		$ 205,569,000		$ 205,569,000	131,576,000					131,576,000			205,569,000
Retail Industry [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		25,147,000		25,147,000					167,568,000				25,147,000		167,568,000
Senior notes payable																		6,082,000		6,082,000					62,808,000				6,082,000		62,808,000
Freedom VCM Holdings, LLC [Member]
Related Party Transaction [Line Items]
Fair value adjustment																													(222,911,000)		0
FRG Investment
Related Party Transaction [Line Items]
Rate of equity interests														31.00%
Subsequent Event [Member]
Related Party Transaction [Line Items]
Other commitment																																		$ 12,700,000
FRG [Member]
Related Party Transaction [Line Items]
Payments to acquire equity method investments														$ 281,144,000
Fair value																		0		0					287,043,000				0		287,043,000
Total revenues																							$ 767,404,000					$ 2,383,350,000		$ 3,131,138,000		$ 4,276,097,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Interest rate														6.00%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties																		189,000		189,000	202,000					202,000			189,000
Due to related parties and partners																		3,404,000		3,404,000	2,595,000					2,595,000			3,404,000
Accounts payable																		3,404,000		3,404,000					2,480,000				3,404,000		2,480,000
Interest income																					0	1,538,000				0	5,930,000		6,035,000		3,427,000
Loans receivable - at fair value																		51,902,000		51,902,000	27,845,000					27,845,000			51,902,000
Underwriting and financial advisory and other fees																					$ 198,000	601,000				$ 2,819,000	1,325,000		4,491,000		3,278,000
Other receivables, net, current																		$ 189,000		$ 189,000					$ 172,000				$ 189,000		$ 172,000
Number of subsidiaries															1
Related Party [Member] | FRG Investment
Related Party Transaction [Line Items]
Rate of equity interests														31.00%
Related Party [Member] | Freedom VCM [Member]
Related Party Transaction [Line Items]
Rate of equity interests														35.00%
Related Party [Member] | Freedom VCM [Member] | Mr. Kahn And His Wife And One Of Mr. Kahn’s Affiliates [Member]
Related Party Transaction [Line Items]
Rate of equity interests														32.00%
Related Party [Member] | Freedom VCM - First Priority Security Interest
Related Party Transaction [Line Items]
Rate of equity interests														25.00%
Related Party [Member] | 272 Capital L.P
Related Party Transaction [Line Items]
Ownership, percentage																		0.00%		0.00%	15.30%				15.30%	15.30%			0.00%		15.30%
Related Party [Member] | BRC Partners Opportunity Fund, LP [Member]
Related Party Transaction [Line Items]
Ownership, percentage																		58.20%		58.20%									58.20%
Related Party [Member] | BRC Partners Opportunity Fund, LP [Member] | Co Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Ownership, percentage																		24.90%		24.90%									24.90%
Related Party [Member] | FRG [Member]
Related Party Transaction [Line Items]
Payments to acquire equity method investments														$ 281,144,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues from services and fees earned						$ 26,106
Gross proceed of furniture, fixtures and equipment sold, fee percentage						15.00%
Gross proceed of additional goods sold, fee percentage						92.50%
Funds [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Management fees																						6,000					149,000		$ 150,000		$ 1,725,000
Due from related parties																		$ 41,000		$ 41,000					$ 172,000				41,000		172,000
Bebe's Rent [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable																		2,764,000		2,764,000	$ 2,595,000				2,480,000	$ 2,595,000			2,764,000		2,480,000
Whitehawk [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Management fees																						0				$ 0	1,237,000		$ 2,272,000		1,142,000
Loans receivable, at fair value																																						$ 4,584,000
Babcock and Wilcox [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service agreement, termination																										30 days			30 days
Service fees																										$ 750,000			$ 750,000
Management consulting services, monthly payments					$ 250,000
Underwriting and financial advisory fees																					1,121,000	1,061,000				4,939,000	2,778,000		3,850,000		0
Performance fee																			$ 1,000,000
APLD [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans receivable fair value										$ 0								5,500,000		5,500,000					5,500,000				5,500,000		5,500,000
Term loan interest																													3,150,000
Total revenues																													393,000		0
California Natural Resources Group, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Guaranteed obligations																		$ 7,375		$ 7,375	$ 7,375,000					$ 7,375,000			$ 7,375
Interest income																															10,882,000
California Natural Resources Group, LLC [Member] | Related Party [Member] | California Natural Resources Group, LLC [Member]
Related Party Transaction [Line Items]
Rate of equity interests																		25.00%		25.00%	25.00%					25.00%			25.00%
Equity method investment, amount sold								$ 9,272,000
Equity method investment, realized gain (loss) on disposal								254,000
Equity investments								$ 0
Conn’s [Member]
Related Party Transaction [Line Items]
Fair value adjustment																													$ (71,724,000)		494,000
Conn’s [Member] | Related Party [Member] | Retail Industry [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		$ 19,065,000		$ 19,065,000	$ 0					$ 0			19,065,000
Loans receivable - at fair value											$ 108,000,000
Debt instrument, floor, percentage											4.80%
Interest rate											8.00%
Proceeds from collection of finance receivables									$ 15,000,000
Senior notes payable									$ 93,000,000									93,000,000		93,000,000	78,000,000					78,000,000			93,000,000
Term loan interest																					$ 0	0				$ 0	7,538,000		7,538,000
Torticity, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		0		0					6,791,000				0		6,791,000									$ 15,369,000
Interest income																						1,281,000					3,746,000		1,952,000		165,000
Loans receivable, fair value disclosure, drawn																																								6,690,000
Loans receivable, fair value disclosure, remaining																																								$ 8,679,000
Loans receivable, basis spread on variable rate																					20.00%					20.00%														15.00%
Number of senior management members																																								1
Torticity, LLC [Member] | Related Party [Member] | Retail Industry [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		16,333,000		16,333,000	$ 16,333,000					$ 16,333,000			16,333,000
Kanaci Technologies, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		$ 3,904,000		3,904,000		11,453,000					11,453,000		3,904,000	$ 11,453,000									$ 10,000,000	$ 10,000,000
Interest income																						1,244,000					2,088,000		$ 2,088,000		51,000
Loans receivable, fair value disclosure, drawn																																							4,000,000	4,000,000
Loans receivable, fair value disclosure, remaining																																							$ 6,000,000	$ 6,000,000
Loans receivable, basis spread on variable rate																																							15.00%	15.00%
Number of senior management members appointed																																									1
GA Holdings [Member] | Revolving Credit Facility
Related Party Transaction [Line Items]
Interest rate																													9.27%
GA Holdings [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest income																				$ 21,000	126,000					828,000
Number of retail liquidation engagements				3
Loans receivable outstanding				$ 15,000,000
Number of loans receivable			2	3														1		1									1
Deferred revenue recognized																				$ 598,000	239,000					1,933,000
Amounts of services totaled																										$ 202,000			$ 121,000
Professional services																					$ 200,000
GA Holdings [Member] | Related Party [Member] | Retail Industry [Member]
Related Party Transaction [Line Items]
Proceeds from collection of finance receivables			$ 13,661,000
Senior notes payable																		$ 1,339,000		$ 1,339,000									$ 1,339,000
GA Holdings [Member] | Related Party [Member] | Revolving Credit Facility
Related Party Transaction [Line Items]
Interest rate				4.75%
Borrowing capacity credit facility				$ 25,000,000
Long-term line of credit				1,698,000
Line of credit facility, average outstanding amount	$ 25,000,000																							$ 40,000,000
Weighted average interest rate																		9.27%		9.27%	8.83%					8.83%			9.27%
GA Holdings [Member] | Related Party [Member] | Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Borrowing capacity credit facility	$ 25,000,000			25,000,000																				$ 40,000,000
Long-term line of credit				$ 1,698,000														$ 1,698,000		$ 1,698,000	$ 25,000,000					$ 25,000,000			$ 1,698,000								$ 1,698,000
GA Joann Retail Partnership, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest income																					0					223,000
GA Joann Retail Partnership, LLC [Member] | Related Party [Member] | Retail Industry [Member]
Related Party Transaction [Line Items]
Borrowing capacity credit facility		$ 52,000,000
BR Financial [Member] | Related Party [Member] | Retail Industry [Member]
Related Party Transaction [Line Items]
Interest rate		10.00%
Borrowing capacity credit facility		$ 24,653,000
272LP And 272 Advisors, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Financing receivable, sale, promissory note										2,000,000
Financing receivable, sale, aggregate revenue share amount										$ 4,100,000
BRC Trust [Member] | Related Party [Member] | BRC Partners Opportunity Fund, LP [Member]
Related Party Transaction [Line Items]
Ownership, percentage																																				58.20%
BRC Trust [Member] | Investor [Member] | BRC Partners Opportunity Fund, LP [Member]
Related Party Transaction [Line Items]
Ownership, percentage																																				13.40%
Nogin Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable																		640,000		$ 640,000									640,000
Maven [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans receivable fair value																									98,729,000						98,729,000
Interest income																													1,478,000
Loans receivable, at fair value												$ 78,796
Loans receivable, additional fair value disclosure													$ 6,000,000
Interest on loan payable percentage													10.00%
Number of senior management members													2
Sale of equity securities												16,576,000
Equity securities, FV-NI, realized gain												$ 3,315,000
Loans and leases receivable, gain (loss) on sales, net																															28,919
Number of senior management members resigned													2
Total revenues																													$ 0
FaZeClan Holdings, Inc [Member]
Related Party Transaction [Line Items]
Number of senior management members resigned																																1
FaZeClan Holdings, Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																																														$ 10,000	$ 10,000
Number of senior management members appointed																1
Lingo [Member] | Lingo [Member]
Related Party Transaction [Line Items]
Equity interest in acquiree, percentage																																											100.00%
Equity interest in acquiree, including subsequent acquisition, percentage																																											100.00%
Lingo [Member] | Related Party [Member] | Lingo [Member]
Related Party Transaction [Line Items]
Financing receivable converted to equity																																	$ 17,500,000
Equity interest in acquiree, percentage																																												80.00%	40.00%
Business acquisition, percentage of voting interests acquired																																											20.00%
Dash Medical Holdings, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Equity method investment, realized gain (loss) on disposal							$ 360,000
Payments to acquire equity method investments																	$ 2,400,000
Number of senior management members appointed																	1
Proceeds from sale of equity method investments							$ 2,760,000
Q-mation, Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advisory fee earned																		$ 2,650,000
Number of board directors																		1		1									1
Loan Receivable Sold [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Financing receivable, sale															$ 7,600,000
Related party transaction, number of parties															2,000
Cost Threshold One [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Gross proceed of merchandise sold, fee percentage						1.75%
Gross proceed of merchandise sold, gross recovery on cost thresholds, percentage						105.00%
Cost Threshold Two [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Gross proceed of merchandise sold, fee percentage						2.00%
Cost Threshold Three | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Gross proceed of merchandise sold, fee percentage						2.25%
Gross proceed of merchandise sold, gross recovery on cost thresholds, percentage						110.00%
Freedom VCM Holdings, LLC [Member]
Related Party Transaction [Line Items]
Increase (decrease) in inventories																					3,612,000	3,877,000				8,951,000	10,636,000		$ 15,319,000
Payments to acquire equity method investments														216,500,000
Take-private transaction, price														$ 227,296,000
Loans receivable, at fair value																		$ 2,169,000		$ 2,169,000	$ 1,303,000				20,624,000	$ 1,303,000			2,169,000		20,624,000
Interest rate														12.00%							12.00%					12.00%
Dividends paid, equal to the greater of net after-tax proceeds, percentage														80.00%							80.00%					80.00%
Dividends paid, equal to the greater of gross proceeds, percentage														50.00%							50.00%					50.00%
Fair value																		0		0					232,065,000				0		232,065,000
Fair value adjustment																					$ (165,000)	(54,333,000)				$ (754,000)	(222,718,000)
Interest income																													15,573,000		8,889,000
Freedom VCM Holdings, LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																																			$ 1,284,000
Freedom VCM Holdings, LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Management fees																					1,001,000	1,176,000				3,286,000	3,701,000		4,852,000
Interest income																					0	$ 3,409,000				0	$ 15,573,000
Freedom VCM Holdings, LLC [Member] | Related Party [Member] | Equity Commitment
Related Party Transaction [Line Items]
Other commitment																																										$ 560,000,000
Services and fees revenue														$ 16,500,000
Freedom VCM Receivables, Inc. [Member]
Related Party Transaction [Line Items]
Gain (loss) on sale of financing receivable														(78,000)
Freedom VCM Receivables, Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments to acquire finance receivables														$ 58,872,000
Interest rate														19.74%
Loans receivable, at fair value																		3,913,000		3,913,000					$ 42,183,000				3,913,000		$ 42,183,000
Gain (loss) on sale of financing receivable														$ 78,000
Nogin Inc. [Member]
Related Party Transaction [Line Items]
Increase (decrease) in inventories																													7,420,000
BR Financial [Member] | Related Party [Member] | Common Units [Member]
Related Party Transaction [Line Items]
Preferred units, issued and outstanding, percentage				44.20%
BR Financial [Member] | GA Holdings [Member] | Related Party [Member] | Common Units [Member]
Related Party Transaction [Line Items]
Preferred units, issued and outstanding, percentage				44.20%
BRC Partners Opportunity Fund, LP [Member] | Loan Receivable Sold [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Financing receivable, sale															$ 3,519,000
272 Capital L.P | Loan Receivable Sold [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Financing receivable, sale															$ 4,081,000
Minimum [Member] | Cost Threshold Two [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Gross proceed of merchandise sold, gross recovery on cost thresholds, percentage						105.10%
Maximum | Cost Threshold Two [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Gross proceed of merchandise sold, gross recovery on cost thresholds, percentage						109.90%
Common Class A [Member] | FaZeClan Holdings, Inc [Member] | FaZeClan Holdings, Inc [Member]
Related Party Transaction [Line Items]
Sold price per unit (in Dollars per share) | $ / shares																$ 10
Common Class A [Member] | B. Riley Financial [Member] | FaZeClan Holdings, Inc [Member] | FaZeClan Holdings, Inc [Member]
Related Party Transaction [Line Items]
Consummated units (in Shares) | shares																5,342,500
First Priority Security Interest [Member]
Related Party Transaction [Line Items]
Loans receivable, at fair value																		32,136,000		32,136,000									32,136,000
First Priority Security Interest [Member] | Freedom VCM Holdings, LLC [Member]
Related Party Transaction [Line Items]
Take-private transaction, price														227,296,000												227,296,000
Loans receivable, at fair value														$ 200,506,000				$ 2,057,000		$ 2,057,000	$ 200,506,000					$ 200,506,000			$ 2,057,000